Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue From Contract With Customers [Line Items]
Revenue included in contract liabilities	¥ 25,338	¥ 28,015
Revenue remaining performance obligation	¥ 220,515
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period	Remaining term for the obligations ranges up to 16 years.